Document and Entity Information	Apr. 01, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	M&T BANK CORP
Amendment Flag	true
Entity Central Index Key	0000036270
Document Type	8-K/A
Document Period End Date	Apr. 01, 2022
Entity Incorporation State Country Code	NY
Entity File Number	1-9861
Entity Tax Identification Number	16-0968385
Entity Address, Address Line One	One M&T Plaza
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14203
City Area Code	(716)
Local Phone Number	635-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On April 4, 2022, M&T Bank Corporation (“M&T”) filed a Current Report on Form 8-K (the “Original Report”) to report that, effective as of April 1, 2022, M&T completed its acquisition of People’s United Financial, Inc. (“People’s United”) pursuant to the Agreement and Plan of Merger, dated February 21, 2021, as amended, by and among M&T, Bridge Merger Corp., a direct, wholly owned subsidiary of M&T (“Merger Sub”), and People’s United. At the closing, Merger Sub merged with and into People’s United, with People’s United as the surviving entity (the “Merger”). Following the Merger, People’s United merged with and into M&T, with M&T as the surviving entity. This amendment to the Original Report (the “Amendment”) is being filed to provide the financial statements and pro forma financial information required by Item 9.01 of Form 8-K. The pro forma financial information included in this Amendment has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that M&T and People’s United would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after completion of the Merger. Except as described in this Amendment, all other information in the Original Report remains unchanged.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.50 par value
Trading Symbol	MTB
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Perpetual Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series H
Trading Symbol	MTBPrH
Security Exchange Name	NYSE